Credit Risk - Summary of Country Risk Exposure (Parenthetical) (Detail) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	£ 322,745,000,000	£ 310,155,000,000
Eurozone Countries [member] | Netherlands
Disclosure of credit risk exposure [line items]
Exposure	600,000,000	200,000,000
Eurozone Countries [member] | Belgium
Disclosure of credit risk exposure [line items]
Exposure	£ 900,000,000	£ 600,000,000